Note Derivative instruments and hedging activities (Cash flow hedges and non-hedging derivatives outstanding) (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Notional Amount Of Derivatives
Derivative, Notional Amount	$ 493,931	$ 556,355
Derivative Asset Fair Value Net
Deivatives assets	16,719	14,094
Derivative Liability Fair Value Net
Derivative liabilities	14,431	12,842
Designated As Hedging Instrument Member
Notional Amount Of Derivatives
Derivative, Notional Amount	98,850	105,290
Derivative Asset Fair Value Net
Deivatives assets	76	34
Derivative Liability Fair Value Net
Derivative liabilities	132	715
Non designated as hedging instrument
Notional Amount Of Derivatives
Derivative, Notional Amount	395,081	451,065
Derivative Asset Fair Value Net
Deivatives assets	16,643	14,060
Derivative Liability Fair Value Net
Derivative liabilities	14,299	12,127
Forward contracts | Designated As Hedging Instrument Member
Notional Amount Of Derivatives
Derivative, Notional Amount	98,850	105,290
Forward contracts | Designated As Hedging Instrument Member | Other assets
Derivative Asset Fair Value Net
Deivatives assets	76	34
Forward contracts | Designated As Hedging Instrument Member | Other liabilities
Derivative Liability Fair Value Net
Derivative liabilities	132	715
Forward contracts | Non designated as hedging instrument
Notional Amount Of Derivatives
Derivative, Notional Amount	70,850	709
Forward contracts | Non designated as hedging instrument | Trading account securities
Derivative Asset Fair Value Net
Deivatives assets	180	9
Forward contracts | Non designated as hedging instrument | Other liabilities
Derivative Liability Fair Value Net
Derivative liabilities	19	0
Interest rate swap | Non designated as hedging instrument
Notional Amount Of Derivatives
Derivative, Notional Amount	2,252	112,554
Interest rate swap | Non designated as hedging instrument | Other assets
Derivative Asset Fair Value Net
Deivatives assets	10	759
Interest rate swap | Non designated as hedging instrument | Other liabilities
Derivative Liability Fair Value Net
Derivative liabilities	10	810
Interest rate cap | Non designated as hedging instrument
Notional Amount Of Derivatives
Derivative, Notional Amount	185,596	191,738
Interest rate cap | Non designated as hedging instrument | Other assets
Derivative Asset Fair Value Net
Deivatives assets	97	388
Interest rate cap | Non designated as hedging instrument | Other liabilities
Derivative Liability Fair Value Net
Derivative liabilities	87	331
Foreign currency forward contracts | Non designated as hedging instrument
Notional Amount Of Derivatives
Derivative, Notional Amount	0	2,637
Foreign currency forward contracts | Non designated as hedging instrument | Other assets
Derivative Asset Fair Value Net
Deivatives assets	0	36
Foreign currency forward contracts | Non designated as hedging instrument | Other liabilities
Derivative Liability Fair Value Net
Derivative liabilities	0	22
Indexed options on deposits | Non designated as hedging instrument
Notional Amount Of Derivatives
Derivative, Notional Amount	70,306	73,470
Derivative Liability Fair Value Net
Derivative liabilities	0	0
Indexed options on deposits | Non designated as hedging instrument | Other assets
Derivative Asset Fair Value Net
Deivatives assets	16,356	12,868
Bifurcated embedded options | Non designated as hedging instrument
Notional Amount Of Derivatives
Derivative, Notional Amount	66,077	69,957
Derivative Asset Fair Value Net
Deivatives assets	0	0
Bifurcated embedded options | Non designated as hedging instrument | Interest-bearing deposits
Derivative Liability Fair Value Net
Derivative liabilities	$ 14,183	$ 10,964